Total Purchase Price based on Fair Value of Assets and Liabilities Acquired (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	[1],[2]
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	$ 3,791,610	$ 3,717,542
Container Purchases
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	18,453
Other net assets	1,440
Purchase price	$ 19,893

[1]	Amount as of December 31, 2016 has been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.